EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
EARNINGS PER SHARE

10.    Earnings per share

Accounting policy

Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

10.1   Basic earnings per share

Basic EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2018	2017	2016
Weighted average number of shares
Ordinary shares in issue (’000)	2,266,261	2,168,721	929,004
Bonus element of the rights issue (’000)	-	-	493,645
Bonus element of the capitalisation issue (’000)	-	86,749	129,272
Adjustment for weighting of ordinary shares in issue (’000)	(2,404)	(321,620)	(7,271)
Weighted average number of shares (’000)	2,263,857	1,933,850	1,544,650
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	(2,499.6)	(4,437.4)	3,473.3
Basic EPS (cents)	(110)	(229)	225

10.2   Diluted earnings per share

Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.

Dilutive shares are the number of potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the share option schemes (refer to note 6) or as a result of the conversion of the US$ Convertible Bond (refer to note 24.5). At 31 December 2018, both of these were anti-dilutive.

	2018	2017	2016
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,263,857	1,933,850	1,544,650
Potential ordinary shares (’000)	-	-	2,161
Diluted weighted average number of shares (’000)	2,263,857	1,933,850	1,546,811
Diluted basic EPS (cents)	(110)	(229)	225

10.3   Headline earnings per share

Reconciliation of (loss)/profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million - SA rand	Note	Gross	Net of tax
2018
Loss attributable to owners of Sibanye-Stillwater			(2,499.6)
Gain on disposal of property, plant and equipment		(60.2)	(47.9)
Impairments	8	3,041.4	2,530.9
Headline earnings			(16.6)
Headline EPS - cents			(1)
2017
Profit attributable to owners of Sibanye-Stillwater			(4,437.4)
Gain on disposal of property, plant and equipment		(40.7)	(29.3)
Impairments	8	4,411.0	4,242.8
Headline earnings			(223.9)
Headline EPS - cents			(12)
2016
Profit attributable to owners of Sibanye-Stillwater			3,473.3
Gain on disposal of property, plant and equipment		(95.4)	(68.7)
Impairments	8	1,381.1	1,281.7
Gain on acquisition		(2,178.6)	(2,178.6)
Headline earnings			2,507.7
Headline EPS - cents			162

10.4   Diluted headline earnings per share

Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2018	2017	2016
Diluted headline EPS - cents	(1)	(12)	162